Deutsche Asset Management
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                                                          Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2000

                                                                   Premier Class

U.S. Bond Index

Formerly BT Advisor U.S. Bond Index Fund -- Institutional Class

A Member of the
Deutsche Bank Group
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U.S. Bond Index -- Premier Class
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .....................................   3

              U.S. BOND INDEX -- PREMIER CLASS
                Statement of Assets and Liabilities ......................   6
                Statement of Operations ..................................   7
                Statements of Changes in Net Assets ......................   8
                Financial Highlights .....................................   9
                Notes to Financial Statements ............................  10

              U.S. BOND INDEX PORTFOLIO
                Schedule of Portfolio Investments ........................  12
                Statement of Assets and Liabilities ......................  18
                Statement of Operations ..................................  19
                Statements of Changes in Net Assets ......................  20
                Financial Highlights .....................................  21
                Notes to Financial Statements ............................  22

                              -----------------------
               The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
               including   possible  loss  of  principal   amount
               invested.
                              -----------------------

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                                        2

U.S. Bond Index -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for U.S. Bond Index -- Premier Class (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed to U.S. Bond Index -- Premier Class. However, the Fund's investment objectives, policies and strategies, as well as its portfolio manager, remain the same.

MARKET ACTIVITY
In contrast to the weak performance of 1999, the U.S. bond markets overall performed strongly during the first half of 2000. The Lehman Brothers Aggregate Bond Index produced a positive 3.99% return for the six months ended June 30, 2000. Yields on two-year Treasury notes rose 0.12% to 6.36% on June 30, 2000, but Treasuries along the rest of the yield curve rallied. Specifically, over the six months ended June 30, 2000, 5-year Treasury yields fell 0.12% to 6.18%, 10-year Treasury yields declined 0.41% to 6.03%, and 30-year Treasury bond yields dropped 0.58% to 5.89%. On an annualized basis, Treasuries are shaping up to have their best yearly return since 1995. This strong performance was especially notable in light of the many complexities facing the U.S. bond markets during the semi-annual period.

IN AN ATTEMPT TO QUELL RISING INFLATION AND UNSUSTAINABLE STRONG GDP GROWTH, THE FEDERAL RESERVE BOARD RAISED INTEREST RATES BY 1.00% DURING THE FIRST HALF OF 2000.
o Continuing their gradual approach from the second half of 1999, the Federal Reserve Board began 2000 by raising the targeted federal funds rate by 0.25% at both their February 2 and March 21 meetings.
o Then, stronger economic numbers in April led policymakers to believe that inflation was accelerating and the economy not slowing, prompting the Federal Reserve Board to take a more aggressive stance by raising interest rates by 0.50% on May 16.
o At its June meeting, the Federal Reserve Board refrained from raising interest rates, as preliminary signs of a moderating U.S. economy emerged. However, the Federal Reserve Board reiterated that core inflation was rising and warned that such a neutral stance was "tentative and preliminary."

o At June 30, 2000, the targeted federal funds rate stood at 6.50%.

IN RESPONSE TO AN AGGRESSIVE FEDERAL RESERVE BOARD, A DIMINISHING SUPPLY OF LONGER-DATED TREASURIES, AND THE U.S. TREASURY'S DEBT BUYBACK PROGRAM, THE TREASURY YIELD CURVE BECAME SIGNIFICANTLY INVERTED FOR THE FIRST TIME SINCE 1990.
o The U.S. Treasury commenced its buyback program, whereby the U.S. Treasury would buy back its own 30-year issues with budget surplus monies, beginning in mid-March, and continued it through the semi-annual period. By June 30, 2000, the Treasury had purchased $15 billion of outstanding debt, on schedule to meet its previously announced $30 billion target for the year.
o This, along with the U.S. Treasury's announcement that it would reduce the number of auctions held, resulted in less supply and an even greater perceived scarcity value.
o The longer end of the U.S. Treasury market also benefited from high volatility within the global equity markets.
o By early March 2000, 30-year, 10-year and 5-year Treasury yields were all lower than 2-year yields.
o During the semi-annual period, the 2 to 30 year Treasury yield curve inverted by as much as 0.76%, and at June 30, the yield curve was inverted by 0.46%.

OVERALL, ON A DURATION-ADJUSTED BASIS, U.S. TREASURIES OUTPERFORMED ALL FIXED INCOME SECTORS IN THE LEHMAN AGGREGATE BOND INDEX FOR THE SEMI-ANNUAL PERIOD, PRIMARILY AS A RESULT OF THE INVERTED YIELD CURVE AND THE UNCERTAINTY SURROUNDING THE LENGTH AND EXTENT OF THE FEDERAL RESERVE BOARD'S TIGHTENING CAMPAIGN.
o U.S. Treasuries had a six-month nominal return of 5.37%.
o Investment grade corporate bonds yielded an average 1.92% over 10-year U.S. Treasuries on June 30, 2000, as compared to 1.27% at the end of 1999. For the period, corporates returned 2.68% nominally, underperforming comparable duration Treasuries by 2.65%.
o In contrast to 1999, higher quality corporate credits significantly outperformed lower quality credits, as investors sought the relative safety of these higher quality securities.
o The mortgage-backed sector returned 3.66% nominally, underperforming U.S. Treasuries by 0.51% on a relative basis.
o Asset-backed securities returned 3.32% nominally, underperforming U.S. Treasuries by 0.26% on a relative basis.

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                                        3
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U.S. Bond Index -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

The Fund's benchmark, the Lehman Brothers Aggregate Bond Index 2, is a broad market-weighted index, which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities, with maturities greater than one year.

MANAGER OUTLOOK
As the second half of 2000 begins, signs point to a continuation of the first half's strong performance for the U.S. bond markets. In our view, the Federal Reserve Board may be close to the end of their tightening campaign, as recent economic data point to a moderate slowing in the U.S. economy. While there may be another 0.25% interest rate hike, a "soft landing" psychology is beginning to take hold in the financial markets. Budget surplus and Treasury buyback forecasts for 2001 will likely mount over the second half. In turn, barring the onset of a recession or a dramatic increase in inflation, we expect the U.S. Treasury yield curve to remain inverted through the rest of 2000. Furthermore, the "spread sectors"--i.e. the corporate, mortgage, and asset-backed sectors--should perform better during the second half of the year, as we expect them to cyclically revert back toward their historical return averages.

  PORTFOLIO DIVERSIFICATION
  By Sector as of June 30, 2000
  (percentages are based on market value of total investments in the Portfolio)

U.S. Government & Agency ..................... 39%
U.S. Treasury Securities ..................... 29
Industrial ...................................  9
Cash & Other Assets ..........................  6
Financial ....................................  5
Foreign Finance ..............................  3
Medium-Term Notes ............................  3
Utility ......................................  2
Foreign Government ...........................  2
Asset Backed Securities ......................  1
Collateralized Mortgage Obligations ..........  1

INVESTMENT REVIEW

                                       CUMULATIVE                AVERAGE ANNUAL
                                     TOTAL RETURNS               TOTAL RETURNS

   Periods ended               Past 6   Past 1       Since   Past 1       Since
   June 30, 2000               months     year   inception     year   inception

 U.S. Bond Index 1
   Premier Class Shares
   (inception 6/30/97)         4.00%    4.55%     18.96%     4.55%      5.96%
--------------------------------------------------------------------------------
 Lehman Brothers Aggregate
   Bond Index 2                3.99%    4.56%     19.22%     4.56%       6.04%
--------------------------------------------------------------------------------
 Lipper Corporate Debt
   BBB-Rated
   Funds Average 3             2.24%    2.29%     13.35%     2.29%       4.24%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund `s return would have been lower. There is no guarantee that the Fund will be able to mirror the Lehman Brother Aggregate Bond Index closely enough to track its performance.
2 Lehman Brothers AggregateBond Index is unmanaged and represents U.S. domestic taxable investment-grade bonds including U.S. Treasuries, agencies, corporate, mortgage-backed securities with an average maturity and duration in the intermediate range. Index returns do not reflect expenses, which have been deducted from the Fund's return.
3 Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective category indicated. These figures do not reflect sales charges.

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                                        4
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U.S. Bond Index -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

As an index fund, we seek to replicate as closely as possible (before deduction of expenses) the investment performance of the Lehman Brothers Aggregate Bond Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the bond markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the broad U.S. bond market.

We appreciate your support of the U.S. Bond Index -- Premier Class and look forward to continuing to serve your investment needs for many years ahead.

                        /S/ SIGNATURE LOUIS R. D'ARIENZO

                               Louis R. D'Arienzo
                              Portfolio Manager of
                            U.S. BOND INDEX PORTFOLIO
                                  June 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

U.S. BOND INDEX -- PREMIER CLASS AND
LEHMAN BROTHERS AGGREGATE BOND INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE JUNE 30, 1997)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        U.S. Bond Index Fund       Lehman Brothers Aggregate Bond Index
6/97           10,000                             10,000
12/97          10,652                             10,636
6/98           11,072                             11,054
12/98          11,588                             11,560
6/99           11,379                             11,402
12/99          11,437                             11,456
6/00           11,896                             11,922

         Average Annual Total Return for the Periods Ended June 30, 2000

                       One Year 4.55% Since 6/30/971 5.96%

--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions. During the period the Fund waived certain fees and expenses.
Lehman Brothers AggregateBond Index is unmanaged and represents U.S. domestic taxable investment-grade bonds including U.S. Treasuries, agencies, corporate, mortgage-backed securities with an average maturity and duration in the intermediate range.

--------------------------------------------------------------------------------

U.S. Bond Index -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                  JUNE 30, 2000

ASSETS
   Investment in U.S. Bond Index Portfolio, at Value ........     $ 100,345,888
   Receivable for Shares of Beneficial Interest
      Subscribed ............................................         3,524,170
   Due from Bankers Trust ...................................             6,984
   Prepaid Expenses and Other ...............................            34,978
                                                                  -------------
Total Assets ................................................       103,912,020
                                                                  -------------
LIABILITIES
   Payable for Shares of Beneficial Interest Redeemed .......         4,679,446
   Dividends Payable ........................................            32,329
   Accrued Expenses .........................................            23,012
                                                                  -------------
Total Liabilities ...........................................         4,734,787
                                                                  -------------
NET ASSETS ..................................................     $  99,177,233
                                                                  -------------
                                                                  -------------
COMPOSITION OF NET ASSETS
   Paid-in Capital ..........................................     $ 101,369,635
   Undistributed NetInvestment Income .......................            28,146
   Accumulated Net Realized Loss from
     Investment Transactions ................................          (874,832)
   Net Unrealized Depreciation on Investment ................        (1,345,716)
                                                                  -------------
NET ASSETS ..................................................     $  99,177,233
                                                                  =============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares of beneficial
   interest authorized) .....................................        10,080,198
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)                     $        9.84
                                                                  ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        6
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U.S. Bond Index -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000
INVESTMENT INCOME
   Income Allocated from U.S. Bond Index Portfolio, net .......      $3,075,214
                                                                     ----------
EXPENSES
   Administration and Services Fees ...........................          97,656
   Registration Fees ..........................................          21,006
   Professional Fees ..........................................          12,918
   Printing and Shareholder Reports ...........................           8,730
   Trustees Fees ..............................................           3,506
   Miscellaneous ..............................................           1,781
                                                                     ----------
Total Expenses ................................................         145,597
Less: Fee Waivers or Expense Reimbursements ...................        (121,249)
                                                                     ----------
Net Expenses ..................................................          24,348
                                                                     ----------
NET INVESTMENT INCOME .........................................       3,050,866
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Loss from Investment Transactions .............        (301,599)
   Net Change in Unrealized Appreciation/Depreciation
      of Investment ...........................................       1,147,794
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT ................         846,195
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................      $3,897,061
                                                                     ==========

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        7
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U.S. Bond Index -- Premier Class
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE SIX       FOR THE
                                                   MONTHS ENDED      YEAR ENDED
                                                     JUNE 30,       DECEMBER 31,
                                                      2000 1            1999

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income .....................    $  3,050,866     $  3,602,090
   Net Realized Loss from Investment
     Transactions ............................        (301,599)        (569,891)
   Net Change in Unrealized
     Appreciation/Depreciation
     on Investment ...........................       1,147,794       (3,268,117)
                                                  ------------     ------------
Net Increase (Decrease) in Net Assets
  from Operations ............................       3,897,061         (235,918)
                                                  ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .....................      (3,050,866)      (3,602,090)
                                                  ------------     ------------
Total Distributions ..........................      (3,050,866)      (3,602,090)
                                                  ------------     ------------
CAPITAL TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST
   Proceeds from Sales of Shares .............      16,200,820       71,404,613
   Dividend Reinvestments ....................       3,233,961        3,209,245
   Cost of Shares Redeemed ...................     (13,761,090)     (17,908,628)
                                                  ------------     ------------
Net Increase from Capital Transactions
   in Shares of Beneficial Interest ..........       5,673,691       56,705,230
                                                  ------------     ------------
TOTAL INCREASE IN NET ASSETS .................       6,519,886       52,867,222
NET ASSETS
   Beginning of Period .......................      92,657,347       39,790,125
                                                  ------------     ------------
   End of Period (includes undistributed
     net investment income of $28,146 and
     $28,147, respectively) ..................    $ 99,177,233     $ 92,657,347
                                                  ============     ============
--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
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                                        8
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U.S. Bond Index -- Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for U.S. Bond Index -- Premier Class.

 PREMIER CLASS SHARES 1                               FOR THE
                                                     SIX MONTHS                               FOR THE PERIOD
                                                       ENDED             FOR THE YEARS        JUNE 30, 1997 3
                                                      JUNE 30,         ENDED DECEMBER 31,         THROUGH
                                                       2000 2        1999           1998       DEC. 31, 1997

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...............   $ 9.76       $10.47         $10.29         $10.00
                                                       ------       ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ...........................     0.30         0.57           0.59           0.33
   Net Realized and Unrealized Gain (Loss)
     on Investment Transactions ....................     0.08        (0.70)          0.29           0.32
                                                       ------       ------         ------         ------
Total from Investment Operations ...................     0.38        (0.13)          0.88           0.65
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...........................    (0.30)       (0.58)         (0.61)         (0.32)
   Net Realized Gain from Investment
     Transactions ..................................       --           --          (0.09)         (0.04)
                                                       ------       ------         ------         ------
Total Distributions ................................    (0.30)       (0.58)         (0.70)         (0.36)
                                                       ------       ------         ------         ------
NET ASSET VALUE, END OF PERIOD .....................   $ 9.84       $ 9.76         $10.47         $10.29
                                                       ======       ======         ======         ======
TOTAL INVESTMENT RETURN ............................     4.00%       (1.30)%         8.78%          6.52%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ................................  $99,177      $92,657        $39,790         $8,119
   Ratios to Average Net Assets:
     Net Investment Income .........................     6.28%4       5.79%          5.70%          6.32%4
     Expenses After Waivers,
        Including Expenses of the
        U.S. Bond Index Portfolio ..................     0.15%4       0.15%          0.15%          0.15%4
     Expenses Before Waivers,
        Including Expenses of the
        U.S. Bond Index Portfolio ..................     0.56%4       0.56%          0.90%          0.86%4

--------------------------------------------------------------------------------
1 On April 30, 2000, the Institutional Class was renamed the Premier Class.
2 Unaudited.
3 Commencement of operations.
4 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9
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U.S. Bond Index -- Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. U.S. Bond Index -- Premier Class (the "Fund") is one of the funds offered to investors by the Trust.

The Fund offers one class of shares to investors, the Premier Class. The Premier Class began operations and offering shares of beneficial interest on June 30, 1997.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the U.S. Bond Index Portfolio, a series of BTInvestment Portfolios (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio, which was approximately 86% at June 30, 2000.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed any capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of

--------------------------------------------------------------------------------
                                       10
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U.S. Bond Index -- Premier Class
--------------------------------------------------------------------------------
NOTES TOFINANCIAL STATEMENTS (Unaudited)

Deutsche Bank A.G. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2001, to the extent necessary, to limit the expenses of the Fund to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and .15% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At June 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                  PREMIER CLASS SHARES 1
               -----------------------------------------------------
                FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                     JUNE 30, 2000              DECEMBER 31, 1999
               -------------------------  --------------------------
                 SHARES         AMOUNT      SHARES         AMOUNT
               ----------   ------------  ----------    ------------
Sold            1,657,702   $ 16,200,820   7,130,789    $ 71,404,613
Reinvested        331,521      3,233,961     321,587       3,209,245
Redeemed       (1,405,879)   (13,761,090) (1,754,698)    (17,908,628)
               ----------   ------------  ----------    ------------
Net Increase      583,344   $  5,673,691   5,697,678    $ 56,705,230
               ==========   ============  ==========    ============

--------------------------------------------------------------------------------
1 On April 30, 2000, the Institutional Class was renamed the Premier Class.

NOTE 4 -- CAPITAL LOSS CARRYFORWARD
At June 30, 2000, capital loss carryforward available as a reduction against future net realized capital gains consisted of $246,297, which will expire in 2007.

NOTE 5 -- CLASS NAME CHANGE
On April 30, 2000, the Class changed its name from U.S. Bond Index Fund Institutional Class to U.S. Bond Index -- Premier Class.

--------------------------------------------------------------------------------

U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            CORPORATE DEBT
            NON-CONVERTIBLE  -- 16.5%
            FINANCIAL -- 5.2%
            Allstate Corp.,
$  100,000    7.20%, 12/1/09 ............  $    95,454
            American General Finance,
   225,000    7.25%, 5/15/05 ............      221,520
            Aristar, Inc.,
   200,000    6.00%, 5/15/02 ............      195,123
            Associates Corp. NA,
   250,000    6.75%, 7/15/01 ............      248,757
            Bank of America Corp.:
   200,000    7.125%, 5/12/05 ...........      196,889
   200,000    7.125%, 5/1/06 ............      194,924
            Bank of New York,
    65,000    7.30%, 12/1/09 ............       63,072
            Bank One Corp.,
   200,000    7.125%, 5/15/07 ...........      192,447
            Bear Stearns Co., Inc.:
    40,000    6.15%, 3/2/04 .............       37,934
   400,000    7.08%, 6/15/09 ............      390,763
            Chase Manhattan Corp.,
   300,000    7.125%, 6/15/09 ...........      286,395
            Chrysler Financial Co., LLC,
   100,000    6.95%, 3/25/02 ............       99,512
            CIT Group, Inc.,
    75,000    7.125%, 10/15/04 ..........       72,903
            Citigroup, Inc.,
   200,000    8.625%, 2/1/07 ............      212,003
            Countrywide Funding Corp.,
   500,000    6.875%, 9/15/05 ...........      474,617
            First Union Corp.,
   100,000    7.50%, 7/15/06 ............       98,037
            Fleet Boston Corp.,
    65,000    7.375%, 12/1/09 ...........       62,707
            Ford Motor Credit Co.:
   100,000    7.25%, 1/15/03 ............       99,158
   200,000    7.20%, 6/15/07 ............      194,378
   200,000    7.375%, 10/28/09 ..........      194,004
            General Electric Capital Corp.,
   500,000    8.125%, 4/1/08 ............      520,764
            Goldman Sachs Group, Inc.:
    15,000    6.65%, 5/15/09 ............       13,762
    50,000    7.35%, 10/1/09 ............       48,004
            Heller Financial, Inc.,
    30,000    6.00%, 3/19/04 ............       28,123
            J.P. Morgan & Co., Inc.,
   100,000    6.00%, 1/15/09 ............       88,781
            Keycorp,
   100,000    7.50%, 6/15/06 ............       98,435

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            Lehman Brothers Holdings, Inc.:
$   10,000   7.00%, 5/15/03 .............  $     9,767
   100,000    6.625%, 4/1/04 ............       95,530
    50,000    7.75%, 1/15/05 ............       49,572
    50,000    8.25%, 6/15/07 ............       50,109
   150,000    7.875%, 11/1/09 ...........      145,903
            MBIA, Inc.,
   125,000    9.375%, 2/15/11 ...........      137,259
            Merrill Lynch & Co.,
   300,000    6.64%, 9/19/02 ............      296,393
            NationsBank Corp.,
   100,000    6.50%, 3/15/06 ............       94,718
            Norwest Corp.,
   200,000    6.75%, 6/15/07 ............      191,406
            Pitney Bowes CRD,
   100,000    8.55%, 9/15/09 ............      107,712
            PNC Funding Corp.,
   300,000    6.875%, 7/15/07 ...........      284,748
            PP&L Capital Funding, Inc.,
    25,000    8.375%, 6/15/07 ...........       25,060
            Prologis Trust,
    10,000    7.10%, 4/15/08 ............        9,190
            Spieker Properties LP,
    10,000    6.80%, 5/1/04 .............        9,591
            U.S. Bancorp,
   110,000    8.125%, 5/15/02 ...........      111,378
                                           -----------
                                             6,046,802
                                           -----------
            INDUSTRIAL -- 9.1%
            AT&T Corp.:
   100,000    6.00%, 3/15/09 ............       89,309
    35,000    6.50%, 3/15/29 ............       29,398
            Ahold Finance USA, Inc.,
    10,000    6.25%, 5/1/09 .............        8,939
            Amoco Co.,
   250,000    6.50%, 8/1/07 .............      240,796
            Campbell Soup Co.,
   250,000    4.75%, 10/1/03 ............      233,539
            Case Corp.,
    35,000    6.25%, 12/1/03 ............       32,892
            Chesapeake & Potomac Telephone,
   200,000    7.125%, 1/15/02 ...........      199,314
            Chevron Corp.,
   100,000    6.625%, 10/1/04 ...........       98,841
            Coca-Cola Enterprises,
   500,000    8.50%, 2/1/22 .............      530,252
            Comcast Cable Communication,
   100,000    6.20%, 11/15/08 ...........       90,243
            Conagra, Inc.,
   100,000    7.125%, 10/1/26 ...........       95,464


See Notes to Financial Statements
--------------------------------------------------------------------------------
                                       12
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U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            Corning, Inc.,
  $100,000    6.85%, 3/1/29 ............. $     90,671
            Cox Communications, Inc.,
    10,000    6.15%, 8/1/03 .............        9,500
            Dana Corp.,
    45,000    6.50%, 3/1/09 .............       40,341
            Dayton Hudson Corp.,
   200,000    9.75%, 7/1/02 .............      208,828
            Delphi Auto Systems Corp.:
     5,000    6.125%, 5/1/04 ............        4,716
     5,000    7.125%, 5/1/29 ............        4,303
            Delta Air Lines,
   100,000    10.375%, 12/15/22 .........      109,514
            Dial Corp.,
    10,000    6.50%, 9/15/08 ............        9,134
            Duke Capital Corp.,
   150,000    7.50%, 10/1/09 ............      147,824
            E.I. duPont de Nemours:
   400,000    8.125%, 3/15/04 ...........      412,813
   150,000    6.875%, 10/15/09 ..........      146,125
            Electronic Data Systems,
    55,000    7.125%, 10/15/09 ..........       53,589
            Federated Department Stores,
   300,000    7.45%, 7/15/17 ............      274,935
            Ford Motor Co.:
   200,000    8.875%, 1/15/22 ...........      214,948
   100,000    6.625%, 10/1/28 ...........       84,657
   500,000    7.75%, 6/15/43 ............      472,830
            IBM Corp.,
   100,000    6.50%, 1/15/28 ............       90,591
            Gap, Inc.,
   250,000    6.90%, 9/15/07 ............      241,949
            General Motors,
   200,000    8.80%, 3/1/21 .............      218,668
            Goodyear Tire & Rubber,
    50,000    8.50%, 3/15/07 ............       51,361
            GTE California, Inc.,
    75,000    5.50%, 1/15/09 ............       64,426
            GTE North, Inc.,
   100,000    5.65%, 11/15/08 ...........       86,997
            GTE South, Inc.,
   200,000    7.25%, 8/1/02 .............      199,813
            Hanson Overseas BV,
   300,000    6.75%, 9/15/05 ............      286,678
            Hertz Corp.,
   200,000    7.00%, 7/15/03 ............      197,283
            ICI Wilmington,
   100,000    6.95%, 9/15/04 ............       96,512
            J. Seagram & Sons,
   150,000    9.65%, 8/15/18 ............      166,577

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            John Deere Capital Corp.,
$   35,000    6.00%, 2/15/09 ............ $     30,701
            Lockheed Martin Corp.,
   200,000    7.25%, 5/15/06 ............      194,299
            Lucent Technologies:
   100,000    5.50%, 11/15/08 ...........       89,254
    50,000    6.45%, 3/15/29 ............       44,294
            Marriot International, Inc.
    50,000    7.875%, 9/15/09 ...........       49,178
            Mattel, Inc.,
   250,000    6.125%, 7/15/05 ...........      221,938
            McDonalds Corp.,
   300,000    8.875%, 4/1/11 ............      336,391
            Merck & Co., Inc.,
   500,000    6.40%, 3/1/28 .............      451,920
            Motorola, Inc.,
   200,000    7.60%, 1/1/07 .............      204,820
            Nippon Telegraph & Telephone,
    10,000    6.00%, 3/25/08 ............        9,224
            Norfolk Southern Corp.,
   100,000    6.95%, 5/1/02 .............       99,232
            Potash Corp. Saskatchewan,
   300,000    7.125%, 6/15/07 ...........      285,697
            Proctor & Gamble Co.,
   250,000    5.25%, 9/15/03 ............      239,084
            Raytheon Co.,
   100,000    7.90%, 3/1/03 .............      100,535
            Republic Services, Inc.,
    10,000    7.125%, 5/15/09 ...........        8,881
            Safeway, Inc.:
    30,000    6.05%, 11/15/03 ...........       28,645
    40,000    7.50%, 9/15/09 ............       39,218
            Sears, Roebuck & Co.,
   300,000    8.30%, 10/26/04 ...........      307,101
            Sony Corp.,
   100,000    6.125%, 3/4/03 ............       97,610
            Southwest Airlines Co.,
   500,000    8.00%, 3/1/05 .............      508,629
            Southwestern Bell,
   200,000    7.625%, 3/1/23 ............      186,792
            Sprint Capital Corp.,
   100,000    6.50%, 11/15/01 ...........       98,858
            TCI Communication,
   100,000    7.125%, 2/15/28 ...........       90,981
            Texaco Capital, Inc.,
   100,000    8.50%, 2/15/03 ............      102,878
            Time Warner, Inc.,
   100,000    6.625%, 5/15/29 ...........       84,337
            Tosco Corp.,
    50,000    7.625%, 5/15/06 ...........       49,488

See Notes to Financial Statements
--------------------------------------------------------------------------------

U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            Union Pacific Corp.:
 $  80,000    6.40%, 2/1/06 .............    $  75,057
    16,000    6.79%, 11/9/07 ............       14,974
            United Technologies Corp.:
    50,000    7.00%, 9/15/06 ............       49,263
    10,000    6.70%, 8/1/28 .............        8,981
            Viacom, Inc.:
    30,000    6.875%, 9/1/03 ............       29,562
    30,000    7.75%, 6/1/05 .............       30,239
            Vodafone Airtouch PLC,
    50,000    7.75%, 2/15/10 ............       49,655
            Wal Mart Stores, Inc.:
   300,000    6.50%, 6/1/03 .............      296,226
    90,000    6.875%, 8/10/09 ...........       88,232
            Walt Disney Co.:
   100,000    6.375%, 3/30/01 ...........       99,766
   100,000    6.75%, 3/30/06 ............       97,997
            Worldcom, Inc.,
   150,000    6.40%, 8/15/05 ............      142,333
                                           -----------
                                            10,576,840
                                           -----------
            UTILITY -- 2.2%
            Baltimore Gas & Electric Co.,
   300,000    8.375%, 8/15/01 ...........      303,566
            Burlington Resources, Inc.
    50,000    7.375%, 3/1/29 ............       46,670
            Columbia Energy Group,
   100,000    7.62%, 11/28/25 ...........       92,085
            Conoco, Inc.,
   140,000    6.35%, 4/15/09 ............      130,671
            Consolidated Edison, Inc.
   100,000    6.45%, 12/1/07 ............       93,483
            Consolidated Natural Gas Co.,
   200,000    6.625%, 12/1/08 ...........      185,649
            El Paso Energy Corp.,
    75,000    6.75%, 5/15/09 ............       69,995
            National Rural Utilities
              Cooperative Finance Corp.,

   100,000    5.75%, 11/1/08 ............       88,179
            Niagara Mohawk Power,
    50,000    7.75%, 10/1/08 ............       48,816
            Pacific Gas and Electric,
   100,000    6.25%, 8/1/03 .............       97,156
            Potomac Electric Power,
   100,000    6.25%, 10/15/07 ...........       95,475
            Public Service Co. of Colorado,
   100,000    6.00%, 4/15/03 ............       96,860
            Southern California Edison Co.,
   200,000    6.375%, 1/15/06 ...........      190,606
            South Carolina Electric & Gas,
    20,000    7.50%, 6/15/05 ............       20,036
            U.S. West Communications,
   500,000    6.875%, 9/15/33 ...........      426,668

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            Virginia Electric and Power Co.,
  $100,000    7.625%, 7/1/07 ............  $    98,648
            Wisconsin Electric Power Co.,
   500,000    7.25%, 8/1/04 .............      504,091
                                           -----------
                                             2,588,654
                                           -----------
TOTAL CORPORATE DEBT NON-CONVERTIBLE
   (Cost $20,329,416) ...................   19,212,296
                                           -----------

            ASSET-BACKED SECURITIES -- 1.3%
            American Express Credit
              Account Master Trust,
    50,000    5.95%, 12/15/06 ...........       47,949
            Chase Credit Card Master Trust,
   100,000    6.66%, 1/15/07 ............       98,160
            Chemical Master Credit Card Trust I,
   200,000    7.09%, 2/15/09 ............      198,359
            Citibank Credit Card Master Trust I,
   250,000    6.65%, 11/15/06 ...........      244,531
            First Union National Bank
              Commercial Mortgage,
   147,769    7.184%, 9/15/08 ...........      147,043
            Fleet Credit Card Master Trust II,
    40,000    6.90%, 4/16/07 ............       39,614
            MBNA Master Credit Card Trust:
   100,000    6.40%, 1/18/05 ............       98,702
   150,000    6.60%, 4/16/07 ............      146,879
    50,000    5.90%, 8/15/11 ............       45,739
   100,000    7.00%, 2/15/12 ............       98,339
            Peco Energy Transition Trust:
    50,000    6.05%, 3/1/09 .............       46,721
    50,000    6.13%, 3/1/09 .............       46,124
            West Penn Funding LLC
              Transition Bonds,
   250,000    6.98%, 12/26/08 ...........      244,266
                                           -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $1,534,721) ....................    1,502,426
                                           -----------

            FOREIGN DEBT -- 5.2%
            FINANCE -- 3.0%
            Abbey National, PLC,
    50,000    6.69%, 10/17/05 ...........       47,998
            ABN Amro Bank,
   540,000    7.125%, 6/18/07 ...........      524,023
            Asian Development Bank,
   100,000    6.50%, 10/21/02 ...........       98,457
            Barclays Bank PLC,
    60,000    7.40%, 12/15/09 ...........       58,603
            British Gas Finance,
   100,000    6.625%, 6/1/18 ............       89,943
            Deutsche Ausgleichsbank,
    25,000    6.50%, 9/15/04 ............       24,635

See Notes to Financial Statements
--------------------------------------------------------------------------------

U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            Deutsche Telekom
              International Finance:
$   200,000   7.75%, 6/15/05 ............ $    201,610
   150,000    8.00%, 6/15/10 ............      151,521
            Dresdner Bank-- New York,
    40,000    6.625%, 9/15/05 ...........       38,145
            HSBC Holding PLC,
   100,000    7.50%, 7/15/09 ............       98,380
            Inter-American Development Bank:
    50,000    6.125%, 10/4/02 ...........       49,192
   100,000    7.00%, 6/16/03 ............       99,917
   100,000    6.50%, 10/20/04 ...........       98,092
   300,000    6.625%, 3/7/07 ............      293,390
 1,500,000    6.375%, 10/22/07 ..........    1,440,068
            Korea Development Bank,
    75,000    7.125%, 4/22/04 ...........       72,591
            National Westminister Bank,
    50,000    7.375%, 10/1/09 ...........       48,668
            Santander Financial Issuances,
    20,000    7.00%, 4/1/06 .............       19,271
            Toyota Motor Credit,
    30,000    5.50%, 12/15/08 ...........       26,444
                                           -----------
                                             3,480,948
                                           -----------
            FOREIGN GOVERNMENT -- 1.8%
            Canada:
    50,000    6.375%, 11/30/04 ..........       48,778
   100,000    5.25%, 11/5/08 ............       89,101
            Hydro-Quebec,
   100,000    8.40%, 1/15/22 ............      106,034
            Kingdom of Sweden,
   220,000    12.00%, 2/1/10 ............      291,251
            Malaysia,
    10,000    8.75%, 6/1/09 .............       10,294
            Province of Manitoba,
   200,000    5.50%, 10/1/08 ............      178,359
            Province of Ontario,
   100,000    7.375%, 1/27/03 ...........      100,511
            Province of Quebec:
   200,000    7.00%, 1/30/07 ............      196,218
    50,000    5.75%, 2/15/09 ............       44,773
   500,000    7.125%, 2/9/24 ............      469,614
            Republic of Chile,
    10,000    6.875%, 4/28/09 ...........        9,255
            Republic of Finland:
    50,000    7.875%, 7/28/04 ...........       51,454
   200,000    5.875%, 2/27/06 ...........      187,499
            Republic of Ireland,
   100,000    7.875%, 12/1/01 ...........      101,035
            Republic of Korea,
    50,000    8.875%, 4/15/08 ...........       51,938

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            United Mexican States:
$   40,000    8.625%, 3/12/08 ...........  $    38,700
   140,000    9.875%, 2/1/10 ............      146,300
            Westdeutsche Landesbank New York,
    40,000    6.05%, 1/15/09 ............       35,757
                                           -----------
                                             2,156,871
                                           -----------
            INDUSTRIAL -- 0.4%
            Amoco Canada,
   100,000    7.25%, 12/1/02 ............      100,338
            Corp. Andina De Fomento,
    10,000    7.75%, 3/1/04 .............        9,908
            DaimlerChrysler NA Holdings:
   150,000    7.20%, 9/1/09 .............      145,284
   100,000    8.00%, 6/15/10 ............      101,897
            TYCO International  Group SA,
    70,000    5.875%, 11/1/04 ...........       65,146
                                           -----------
                                               422,573
                                           -----------
TOTAL FOREIGN DEBT
   (Cost $6,290,951) ....................    6,060,392
                                           -----------

            MEDIUM-TERM NOTES -- 3.0%
            FNMA:
 1,000,000    6.625%, 1/15/02 ...........      996,235
   250,000    6.25%, 11/15/02 ...........      246,384
   500,000    6.50%, 8/15/04 ............      490,739
   300,000    6.94%, 3/19/07 ............      291,425
   500,000    6.96%, 4/2/07 .............      495,819
 1,000,000    6.00%, 5/15/08 ............      932,152
    50,000    7.125%, 1/15/30 ...........       50,278
                                           -----------
TOTAL MEDIUM-TERM NOTES
   (Cost $3,623,694) ....................    3,503,032
                                           -----------

            COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.7%
            Bear Stearns Commercial
              Mortgage Securities,
   150,000    7.78%, 2/15/10 ............      153,137
            First Union Lehman Brothers--
              Bank of America,
   100,000    6.56%, 11/18/08 ...........       94,974
            LB Commercial Conduit Mortgage Trust:
   150,000    6.78%, 4/15/09 ............      143,662
   147,442    7.105%, 10/15/32 ..........      146,027
            Morgan Stanley Capital I:
   100,000    7.11%, 7/15/09 ............       97,537
   174,097    6.34%, 11/15/07 ...........      168,442
                                           -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $813,159) ......................      803,779
                                           -----------

See Notes to Financial Statements
--------------------------------------------------------------------------------

U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 38.6%
            FGLMC -- 1.7%
$   253,477   7.50%, 5/1/24 .............   $  251,781
   883,500    7.00%, 12/1/24 ............      860,268
   363,971    7.00%, 12/1/26 ............      352,752
   264,124    7.50%, 5/1/27 .............      261,772
   130,149    7.00%, 6/1/27 .............      126,114
   133,690    7.50%, 7/1/27 .............      132,363
                                           -----------
                                             1,985,050
                                           -----------
            FHLB -- 1.0%
   250,000    5.875%, 9/17/01 ...........      247,053
 1,000,000    5.125%, 9/15/03 ...........      948,549
                                           -----------
                                             1,195,602
                                           -----------
            FHLMC -- 3.8%
   450,000    6.25%, 10/15/02 ...........      443,778
   250,000    6.25%, 7/15/04 ............      243,289
 1,400,000    6.625%, 9/15/09 ...........    1,352,441
   346,851    5.50%, 11/1/13 ............      322,453
   970,504    6.50%, 12/1/14 ............      937,951
 1,000,000    6.50%, 11/1/23 ............      943,435
   125,000    6.75%, 9/15/29 ............      119,902
                                           -----------
                                             4,363,249
                                           -----------
            FNCL -- 9.6%
   252,733    8.00%, 12/1/21 ............      255,405
   231,031    7.50%, 1/1/24 .............      229,508
    95,125    8.50%, 12/1/25 ............       97,345
   308,802    8.00%, 7/1/27 .............      310,274
   473,035    7.50%, 4/1/28 .............      467,922
    58,364    6.50%, 7/1/28 .............       55,146
   816,430    6.50%, 8/1/28 .............      771,407
   953,201    6.00%, 9/1/28 .............      874,846
   996,869    6.50%, 10/1/28 ............      941,896
   958,275    6.00%, 2/1/29 .............      878,510
   955,270    6.50%, 2/1/29 .............      902,591
 1,920,095    6.00%, 7/1/29 .............    1,760,270
 2,302,395    6.50%, 7/1/29 .............    2,174,466
 1,592,475    6.50%, 8/1/29 .............    1,503,993
       218    8.50%, 4/1/30 .............          222
                                           -----------
                                            11,223,801
                                           -----------
            FNMA -- 13.0%
   100,000    5.375%, 3/15/02 ...........       97,612
 1,000,000    4.75%, 11/14/03 ...........      934,517
 1,000,000    7.00%, 9/1/06 .............      980,935
 2,000,000    6.50%, 11/1/07 (TBA) ......    1,928,120
 1,000,000    6.00%, 4/1/08 (TBA) .......      945,935
   500,000    5.25%, 1/15/09 ............      439,501


  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

$  250,000    6.625%, 9/15/09 ...........   $  241,507
 1,170,026    6.00%, 10/1/09 ............    1,125,556
   307,651    7.00%, 6/1/12 .............      301,949
   136,165    7.00%, 7/1/12 .............      133,908
 4,000,000    7.00%, 9/1/21 .............    3,859,988
 2,000,000    7.50%, 9/1/21 (TBA) .......    1,970,620
 1,000,000    8.00%, 9/1/21 (TBA) .......    1,004,060
 1,000,000    6.50%, 4/1/23 (TBA) .......      942,497
   200,000    8.50%, 7/1/25 (TBA) .......      203,624
                                           -----------
                                            15,110,329
                                           -----------
            GNMA -- 8.3%
 3,000,000    7.00%, 9/1/21 (TBA) .......    2,916,555
 1,000,000    7.50%, 9/1/21 (TBA) .......      992,810
   634,621    8.00%, 7/15/22 ............      645,337
   165,066    9.00%, 1/15/23 ............      171,118
 1,129,905    6.50%, 11/15/23 ...........    1,080,739
   181,415    7.50%, 8/15/29 ............      180,480
   989,649    6.00%, 9/15/29 ............      912,735
   178,827    7.50%, 10/15/29 ...........      177,905
   635,138    7.50%, 11/15/29 ...........      631,865
   914,389    8.50%, 11/15/29 ...........      937,712
 1,000,000    6.50%, 6/25/23 (TBA) ......      948,747
                                           -----------
                                             9,596,003
                                           -----------
            OTHER -- 1.2%
            FFCB,
 1,000,000    5.58%, 9/11/03 ............      956,870
            Tennessee Valley Authority,
   500,000    7.25%, 7/15/43 ............      456,824
                                           -----------
                                             1,413,694
                                           -----------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $45,258,907) ...................   44,887,728
                                           -----------

            U.S. TREASURY SECURITIES -- 29.1%
            U.S. TREASURY NOTES -- 19.8%
   500,000    5.75%, 11/15/00 ...........      499,063
   800,000    5.25%, 1/31/01 ............      795,000
 2,500,000    5.625%, 2/28/01 ...........    2,487,500
 1,000,000    6.625%, 6/30/01 ...........    1,001,875
   150,000    6.625%, 7/31/01 ...........      150,281
 2,000,000    6.25%, 1/31/02 ............    1,993,126
   500,000    6.00%, 7/31/02 ............      495,782
 6,700,000    5.50%, 5/31/03 ............    6,551,347
 3,100,000    5.75%, 8/15/03 ............    3,047,460
 2,150,000    7.25%, 5/15/04 ............    2,217,188
 1,000,000    6.875%, 5/15/06 ...........    1,029,375
 1,500,000    9.875%, 11/15/15 ..........    2,032,970
   700,000    6.25%, 8/15/23 ............      704,594
    53,443    3.625%, 7/15/02 (TIPS) ....       53,109
                                           -----------
                                            23,058,670
                                           -----------

See Notes to Financial Statements
--------------------------------------------------------------------------------

U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            U.S. TREASURY BONDS -- 9.3%
$1,000,000    9.375%, 2/15/06 ...........   $  915,600
   540,000    9.25%, 2/15/16 ............      699,807
   800,000    8.875%, 8/15/17 ...........    1,017,750
 2,800,000    8.75%, 8/15/20 ............    3,592,758
   600,000    8.00%, 11/15/21 ...........      724,313
   800,000    7.25%, 8/15/22 ............      897,750
   550,000    7.625%, 11/15/22 ..........      642,469
   500,000    6.875%, 8/15/25 ...........      543,750
   200,000    6.50%, 11/15/26 ...........      208,688
 1,037,000    6.625%, 2/15/27 ...........    1,099,868
   450,000    6.375%, 8/15/27 ...........      462,939
                                           -----------
                                            10,805,692
                                           -----------
TOTAL U.S. TREASURY SECURITIES
   (Cost $33,898,827) ...................   33,864,362
                                           -----------


   SHARES             SECURITY                  VALUE

            SHORT-TERM
            INSTRUMENT -- 15.2%
17,750,714  Cash Management Institutional
              (Cost $17,750,714) ........   17,750,714
                                           -----------
TOTAL INVESTMENTS
   (Cost $129,500,389) ........  109.6%   $127,584,729
LIABILITIES IN EXCESS OF
   OTHER ASSETS ...............   (9.6)    (11,172,641)
                                 -----    ------------
NET ASSETS ....................  100.0%   $116,412,088
                                 =====    ============

--------------------------------------------------------------------------------
Abbreviations

FFCB -- Federal Farm Credit Bank
FGLMC -- Federal Government Loan Mortgage Company
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Company
FNCL -- Fannie Mae Conventional Loan
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Security

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       17

U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                  JUNE 30, 2000

ASSETS
   Investments at Value (Cost of $129,500,389) ............       $ 127,584,729
   Receivable for Securities Sold .........................           5,913,196
   Interest Receivable ....................................           1,563,846
   Due from Bankers Trust .................................              10,432
                                                                  -------------
Total Assets ..............................................         135,072,203
                                                                  -------------
LIABILITIES
   Payable for Securities Purchased .......................          18,657,150
   Accrued Expenses and Other .............................               2,965
                                                                  -------------
Total Liabilities .........................................          18,660,115
                                                                  -------------
NET ASSETS ................................................       $ 116,412,088
                                                                  =============
COMPOSITION OF NET ASSETS
   Paid-in Capital ........................................       $ 118,327,748
   Net Unrealized Depreciation on Investments .............          (1,915,660)
                                                                  -------------
NET ASSETS ................................................       $ 116,412,088
                                                                  =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                    FOR THE SIX
                                                                    MONTHS ENDED
                                                                   JUNE 30, 2000

INVESTMENT INCOME
   Dividends .................................................      $   547,291
   Interest ..................................................        3,124,441
                                                                    -----------
Total Investment Income ......................................        3,671,732
                                                                    -----------
EXPENSES
   Advisory Fees .............................................           85,921
   Administration and Services Fees ..........................           43,640
   Professional Fees .........................................           17,610
   Trustees Fees .............................................            2,656
   Miscellaneous .............................................            1,319
                                                                    -----------
Total Expenses ...............................................          151,146
Less: Fee Waivers or Expense Reimbursements ..................          (93,866)
                                                                    -----------
Net Expenses .................................................           57,280
                                                                    -----------
NET INVESTMENT INCOME ........................................        3,614,452
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Loss from Investment Transactions ............         (350,540)
   Net Change in Unrealized Appreciation/Depreciation
      on Investments .........................................        1,362,593
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..............        1,012,053
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................      $ 4,626,505
                                                                    ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  FOR THE SIX         FOR THE
                                                 MONTHS ENDED        YEAR ENDED
                                                   JUNE 30,         DECEMBER 31,
                                                    2000 1              1999

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income .....................   $   3,614,452    $   5,070,774
   Net Realized Loss from Investment
      Transactions ...........................        (350,540)        (694,632)
   Net Change in Unrealized Appreciation/
     Depreciation on Investments .............       1,362,593       (4,875,488)
                                                 -------------    -------------
Net Increase (Decrease) in Net Assets
  from Operations ............................       4,626,505         (499,346)
                                                 -------------    -------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ............      18,777,986       83,089,901
   Value of Capital Withdrawn ................     (17,061,224)     (36,716,446)
                                                 -------------    -------------
Net Increase in Net Assets from
   Capital Transactions ......................       1,716,762       46,373,455
                                                 -------------    -------------
TOTAL INCREASE IN NET ASSETS .................       6,343,267       45,874,109
NET ASSETS
   Beginning of Period .......................     110,068,821       64,194,712
                                                 -------------    -------------
   End of Period .............................   $ 116,412,088    $ 110,068,821
                                                 =============    =============
--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the U.S. Bond Index Portfolio.

                                                   FOR THE
                                                  SIX MONTHS                                    FOR THE PERIOD
                                                    ENDED             FOR THE YEARS             JUNE 10, 1997 1
                                                   JUNE 30,         ENDED DECEMBER 31,              THROUGH
                                                    2000 3         1999            1998        DECEMBER 31, 1997

SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ....  $116,412      $110,069         $64,195           $30,858
   Ratios to Average Net Assets:
     Net Investment Income .....................      6.31%2        5.82%           6.02%             6.31%2
     Expenses After Waivers ....................      0.10%2        0.10%           0.10%             0.10%2
     Expenses Before Waivers ...................      0.26%2        0.22%           0.29%             0.28%2
   Portfolio Turnover Rate .....................       100%          224%             82%               79%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Annualized.
3 Unaudited.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The U.S. Bond Index Portfolio (the "Portfolio"), a series ofBTInvestment Portfolios, is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on July 1, 1996 as an unincorporated trust under the laws of New York, and began operations on June 10, 1997. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments are valued each business day by independent pricing services approved by the Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates fair market value. Securities for which quotations are not readily available are stated at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from the securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. TBA PURCHASE COMMITMENTS
The Portfolio may enter into TBA (to be announced) commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with the Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through April 30, 2001, to the extent necessary, to limit all expenses to .10% of the average daily net assets of the Portfolio.

The Portfolio may invest in Cash Management Institutional ("Cash Management"), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from Cash Management to the Portfolio for the six months ended June 30, 2000 amounted to $547,291 and are included in dividend income.

--------------------------------------------------------------------------------

U.S. Bond Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

At June 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2000, were $106,616,158 and $104,444,146, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2000 was $129,500,389. The aggregate gross unrealized appreciation was $654,537 and aggregate gross unrealized depreciation for all investments was $2,570,197 as of June 30, 2000.

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.


U.S. Bond Index -- Premier Class                               CUSIP #05576L700
                                                               1711SA (06/00)

Distributed by:
ICC Distributors, Inc.